Income taxes (Details 3) (Deferred asset/liability) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets [Abstract]
Pension liability	CAD 147.0	CAD 120.0
Personal injury and legal claims	64.0	60.0
Environmental and other reserves	179.0	173.0
Other postretirement benefits liability	82.0	80.0
Unrealized foreign exchange losses	124.0	0.0
Net operating losses and tax credit carryforwards	26.0	20.0
Total deferred income tax assets	622.0	453.0
Deferred income tax liabilities [Abstract]
Properties	8,303.0	6,946.0
Pension asset	348.0	232.0
Unrealized foreign exchange gains	0.0	68.0
Other	76.0	41.0
Total deferred income tax liabilities	8,727.0	7,287.0
Total net deferred income tax liability	8,105.0	6,834.0
Total net deferred income tax liability [Abstract]
Domestic	3,074.0	2,841.0
Foreign	5,031.0	3,993.0
Total net deferred income tax liability	8,105.0	6,834.0
Net deferred income tax liability, total	8,105.0	6,834.0
Net noncurrent deferred income tax liabilities	CAD 8,105.0	CAD 6,834.0
Minimum [Member]
Tax credit carryforward [Line Items]
Tax credit carryforward expiration date	Dec. 31, 2018
Maximum [Member]
Tax credit carryforward [Line Items]
Tax credit carryforward expiration date	Dec. 31, 2035